Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Loans, including fees	$ 18,205,000	$ 16,569,000	$ 15,900,000
Investment securities:
US Treasury	45,000	28,000	46,000
US Government agencies and corporations	1,405,000	1,507,000	1,296,000
State and political subdivisions non-taxable	434,000	439,000	467,000
State and political subdivisions taxable	47,000	47,000	33,000
Interest-earning deposits with banks and federal funds sold	1,737,000	750,000	304,000
Total interest income	21,873,000	19,340,000	18,046,000
Interest Expense
Interest checking and money market accounts	948,000	413,000	310,000
Savings deposits	91,000	49,000	47,000
Time deposits $250,000 and over	69,000	67,000	58,000
Other time deposits	204,000	185,000	308,000
Short-term borrowed funds	16,000	16,000	37,000
Long-term debt	554,000	547,000	550,000
Total interest expense	1,882,000	1,277,000	1,310,000
Net interest income	19,991,000	18,063,000	16,736,000
Provision for (recovery of) loan losses	90,000	(236,000)	(88,000)
Net interest income after provision for (recovery of) loan losses	19,901,000	18,299,000	16,824,000
Noninterest Income
Service charges on deposit accounts	1,220,000	1,169,000	1,189,000
Gain (loss) on sale of securities (includes reclassification of $0, $(14), and $544 from accumulated comprehensive income in 2018, 2017 and 2016, respectively)		(14,000)	544,000
Income from mortgage loan sales	2,980,000	3,345,000	3,795,000
Other income	810,000	595,000	509,000
Total noninterest income	8,279,000	8,425,000	9,357,000
Noninterest Expense
Salaries and employee benefits	16,180,000	14,710,000	14,522,000
Net occupancy expense	1,616,000	1,261,000	1,189,000
Equipment expense	734,000	597,000	646,000
Data processing costs	923,000	1,000,000	705,000
Office supplies and printing	180,000	130,000	161,000
Foreclosed real estate expense	45,000	293,000	501,000
Professional fees and services	1,058,000	723,000	703,000
Marketing and donations	786,000	977,000	941,000
Electronic banking expense	401,000	362,000	346,000
Software amortization and maintenance	924,000	787,000	697,000
FDIC insurance	234,000	229,000	269,000
Other noninterest expense	2,043,000	2,235,000	2,395,000
Total noninterest expense	25,124,000	23,304,000	23,075,000
Income before income taxes	3,056,000	3,420,000	3,106,000
Income taxes (includes reclassification of ($0, $4, and ($210)) from accumulated other comprehensive income, respectively)	579,000	1,809,000	895,000
Net income	2,477,000	1,611,000	2,211,000
Less: Net income attributable to noncontrolling interest	(570,000)	(592,000)	(593,000)
Net income attributable to Uwharrie Capital Corp and common shareholders	$ 1,907,000	$ 1,019,000	$ 1,618,000
Net income per common share
Basic	$ 0.27	$ 0.14	$ 0.22
Diluted	$ 0.27	$ 0.14	$ 0.22
Weighted average common shares outstanding
Basic	7,087,581	7,281,408	7,383,686
Diluted	7,087,581	7,282,160	7,383,794
Other Services and Commissions [Member]
Noninterest Income
Noninterest income fees	$ 2,621,000	$ 2,674,000	$ 2,691,000
Interchange and Card Transaction Fees, Net [Member]
Noninterest Income
Noninterest income fees	$ 648,000	$ 656,000	$ 629,000